Segment Information (Tables)	12 Months Ended
Mar. 31, 2021
Segment Reporting [Abstract]
Schedule of Geographic Area Information
a.	Geographic Area Information:

	Israel	Canada	U.S.A.	Other	Consolidated
Year ended March 31, 2021 and as of
March 31, 2021:
Net sales *	$46,574	$110,167	$383,829	$8,400	$548,970
Long-lived assets **	$122,983	$61,027	$35,455	$—	$219,465
Year ended March 31, 2020 and as of
March 31, 2020:
Net sales *	$42,817	$97,997	$495,673	$8,282	$644,769
Long-lived assets **	$123,679	$63,506	$38,379	$—	$225,564
Year ended March 31, 2019 and as of
March 31, 2019:
Net sales *	$40,050	$83,970	$537,111	$8,762	$669,893
Long-lived assets **	$123,698	$59,108	$39,479	$—	$222,285

*	Based on customer’s location, including sales to unaffiliated customers and Sun.
**	Includes property, plant and equipment, net; goodwill and intangible assets, net.

Schedule of Sales by Therapeutic Category
c.	Sales by therapeutic category, as a percentage of total net sales for the years ended March 31, 2021, 2020 and 2019, were as follows:

	Year ended March 31,
Category	2021	2020	2019
Dermatological and topical	58%	63%	61%
Neuropsychiatric	16%	17%	18%
Cardiovascular	7%	6%	7%
Anti-inflammatory	3%	3%	3%
Other	16%	11%	11%
Total	100%	100%	100%